Contingencies	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Contingencies
Note 18: Contingencies
Lawsuits and legal claims
The Company is engaged in various legal proceedings, claims, audits and investigations that have arisen in the ordinary course of business. These matters include, but are not limited to, employment matters, commercial matters, defamation claims and intellectual property infringement claims. The outcome of all of the matters against the Company is subject to future resolution, including the uncertainties of litigation. Based on information currently known to the Company and after consultation with outside legal counsel, management believes that the ultimate resolution of any such matters, individually or in the aggregate, will not have a material adverse impact on the Company’s financial condition taken as a whole.
Uncertain tax positions
The Company is subject to taxation in numerous jurisdictions and is routinely under audit by many different taxing authorities in the ordinary course of business. There are many transactions and calculations during the course of business for which the ultimate tax determination is uncertain, as taxing authorities may challenge some of the Company’s positions and propose adjustments or changes to its tax filings.
As a result, the Company maintains provisions for uncertain tax positions that it believes appropriately reflect its risk. These provisions are made using the Company’s best estimates of the amount expected to be paid based on a qualitative assessment of all relevant factors. When appropriate, the Company performs an expected value calculation to determine its provisions. The Company reviews the adequacy of these provisions at the end of each reporting period and adjusts them based on changing facts and circumstances. Due to the uncertainty associated with tax audits, it is possible that at some future date, liabilities resulting from such audits or related litigation could vary significantly from the Company’s provisions. However, based on currently enacted legislation, information currently known by the Company and after consultation with outside tax advisors, management believes that the ultimate resolution of any such matters, individually or in the aggregate, will not have a material adverse impact on the Company’s financial condition taken as a whole.
In February 2018, the U.K. tax authority, HM Revenue & Customs (“HMRC”), issued notices of assessment under the Diverted Profits Tax (“DPT”) regime for the 2015 taxation year of certain of the Company’s current and former U.K. affiliates. The Company paid $31 million in tax, as required under the notices. As management does not believe that these U.K. affiliates fall within the scope of the Diverted Profits Tax regime, the Company appealed these assessments in July 2019 to obtain a refund. In February 2021, HMRC issued DPT notices for the 2016 taxation year aggregating $87 million, which the Company paid in March 2021, as required under the notices. In June 2021, HMRC issued preliminary DPT notices for the 2018 taxation year for approximately $266 million, which the Company expects to be required to pay in September 2021. In addition, based on recent discussions with HMRC, management believes it is reasonably possible that HMRC may issue similar notices in the next
six
months
for another taxation year for as much as $80 million. These outstanding and expected assessments largely relate to businesses that the Company has sold. Certain of the assessments are subject to indemnity arrangements under which the Company has been or will be required to pay additional taxes to HMRC, including those attributable to the indemnity counterparty. The Company intends to vigorously defend its position by contesting the outstanding and expected assessments through all available administrative and judicial remedies. Any payments made by the Company are not a reflection of its view on the merits of the case. Because management believes that its position is supported by the weight of law, it does not believe that the resolution of this matter will have a material adverse effect on the Company’s financial condition taken as a whole.

As a result, the Company would expect to record substantially all of these payments as non-current receivables from HMRC and the indemnity counterparty on its financial statements since the Company would expect to receive refunds of substantially all of the aggregate amount paid pursuant to these notices of assessment. The Company expects that its existing sources of liquidity will be sufficient to fund any required payments.